CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance, beginning at Dec. 31, 2013	$ 993,753	$ 1	$ 935	$ 2,508,574	$ (49,924)	$ (91,832)	$ (1,374,001)
Net income (loss)	126,474						126,474
Other comprehensive income (loss)	(38,501)					(38,501)
Elimination of equity in investee resulting from acquisition	12,651					12,651
Share-based compensation expense	1,691		2	1,689
Conversion of preferred stock to common stock	0		2	(2)
Balance, ending at Dec. 31, 2014	1,096,068	1	939	2,510,261	(49,924)	(117,682)	(1,247,527)
Net income (loss)	(59,310)						(59,310)
Other comprehensive income (loss)	5,032					5,032
Repurchase of common stock	(36,352)				(36,352)
Share-based compensation expense	3,373		1	3,372
Conversion of preferred stock to common stock	0		2	(2)
Balance, ending at Dec. 31, 2015	1,008,811	1	942	2,513,631	(86,276)	(112,650)	(1,306,837)
Net income (loss)	(16,163)
Other comprehensive income (loss)	823
Balance, ending at Mar. 31, 2016						(111,827)
Balance, beginning at Dec. 31, 2015	1,008,811	1	942	2,513,631	(86,276)	(112,650)	(1,306,837)
Net income (loss)	(252,415)						(252,415)
Other comprehensive income (loss)	(1,243)					(1,243)
Share-based compensation expense	1,502			1,502
Conversion of preferred stock to common stock	0		2	(2)
Balance, ending at Dec. 31, 2016	756,655	$ 1	$ 944	$ 2,515,131	$ (86,276)	(113,893)	$ (1,559,252)
Net income (loss)	(15,139)
Other comprehensive income (loss)	712
Balance, ending at Mar. 31, 2017	$ 742,744					$ (113,181)